May 1, 2009

Via EDGAR System

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:	UTC North American Fund, Inc.
File Nos. 33-37426 and 811-06194
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of UTC North American Fund, Inc. (formerly known as The Chaconia Income and Growth Fund, Inc.) (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.             that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 29 to Form N-1A Registration Statement filed by the Company on February 27, 2009.

2.             that the text of Post-Effective Amendment No. 29 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 27, 2009.

Very truly yours,

UTC NORTH AMERICAN FUND, INC.

By: /s/ Jovan Sankar Jovan Sankar
President